Derivative instruments and hedging activities - Additional information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2020	Mar. 31, 2019
Derivative Instruments and Hedging Activities [Abstract]
Derivative liability position with credit-risk-related contingent features	¥ 750	¥ 486
Collateral pledged for derivative instruments with credit-risk-related contingent features that are in a liability position	635	410
Additional collateral required to be posted, aggregate fair value	¥ 3	¥ 3